Condensed Financial Information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2015
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Condensed Financial Information of Deswell Industries, Inc.

20. Condensed Financial Information of Deswell Industries, Inc.

The condensed financial statements of Deswell Industries, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc's PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $77,255 (equivalent to RMB 479 million) and $76,674 (equivalent to RMB 479 million) as of March 31, 2014 and 2015, respectively.

Balance sheets

	March 31,
	2014	2015
Assets

Current assets:
Cash and cash equivalents	$1,739	$1,369
Prepaid expenses and other current assets	76	76
Amounts due from subsidiaries	39,589	35,633
Total current assets	41,404	37,078
Investments in subsidiaries	49,447	48,360
Property, plant and equipment-net	143	56
Total assets	$90,994	$85,494

Liabilities and shareholders' equity
Current liabilities:
Accrued payroll and employee benefits	$1,315	$1,315
Other accrued liabilities	69	116
Total current liabilities	1,384	1,431
Total shareholders' equity	89,610	84,063
Total liabilities and shareholders' equity	$90,994	$85,494

Statements of comprehensive loss

	Year ended March 31,
	2013	2014	2015
Equity in earnings (loss) of subsidiaries	$394	$(5,213)	$(1,120)
Operating expenses	2,385	2,277	1,688
Loss before income taxes	(1,991)	(7,490)	(2,808)
Income taxes	-	-	-
Net loss	(1,991)	(7,490)	(2,808)
Share of other comprehensive income of subsidiaries	718	57	33
Total comprehensive loss	$(1,273)	$(7,433)	$(2,775)

Statements of cash flows

	Year ended March 31,
	2013	2014	2015
Cash flows from operating activities
Net loss	$(1,991)	$(7,490)	$(2,808)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in (earnings) loss of subsidiaries	(394)	5,213	1,120
Depreciation	87	87	87
Stock-based compensation expenses	-	-	199
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(53)	5	-
Amounts due from subsidiaries	6,756	7,533	3,956
Accrued payroll and employee benefits	616	561	-
Other accrued liabilities	84	(30)	47
Net cash provided by operating activities	5,105	5,879	2,601

Cash flows from investing activities
Purchase of property, plant and equipment	-	-	-
Net cash used in investing activities	-	-	-

Cash flows from financing activities
Dividends paid	(5,357)	(3,615)	(2,971)
Exercise of stock options	1,295	493	-
Repurchase of common stock	(1,102)	(1,411)	-
Net cash used in financing activities	(5,164)	(4,533)	(2,971)

Net (decrease) increase in cash and cash equivalents	(59)	1,346	(370)
Cash and cash equivalents, beginning of year	452	393	1,739
Cash and cash equivalents, end of year	$393	$1,739	$1,369

a)	Basis of presentation

In Deswell Industries, Inc. - only financial statements, Deswell Industries, Inc.'s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company's consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures”. Such investment is presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries' profit or loss as “Equity in earnings (loss) of subsidiaries”, on the statements of comprehensive loss.

The subsidiaries paid dividends of $nil, $nil and $nil to Deswell Industries, Inc. for the years ended March 31, 2013, 2014 and 2015, respectively.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b)	Related party transactions

For the years ended March 31, 2013, 2014 and 2015, related party transactions mainly composed of $120, $120 and $120 paid to Jetcrown Industrial (Macao Commercial Offshore) Limited as service fee for each year.